Loans and Allowance for Credit Losses, 90 Days or More Past Due and Still Accruing (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Total Consumer [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	$ 885	$ 1,000
Financing Receivable Acquired With Deteriorated Credit Quality [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	370	1,400
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	8,704	11,532
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | FHA insured/VA guaranteed [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	7,725	10,475
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total Commercial [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	94	49
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total, not government insured/guaranteed [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	979	1,057
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total, not government insured/guaranteed [Member] | Total Commercial [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	94	49
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total, not government insured/guaranteed [Member] | Commercial and Industrial Loans [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	43	26
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total, not government insured/guaranteed [Member] | Commercial Real Estate Mortgage [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	51	23
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total, not government insured/guaranteed [Member] | Commercial Real Estate Construction [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	0	0
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total, not government insured/guaranteed [Member] | Total Consumer [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	885	1,008
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total, not government insured/guaranteed [Member] | Real estate 1-4 family first mortgage [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	124	213
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total, not government insured/guaranteed [Member] | Real estate 1-4 family junior lien mortgage [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	32	60
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total, not government insured/guaranteed [Member] | Credit Card [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	513	492
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total, not government insured/guaranteed [Member] | Automobile [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	114	143
Loans Excluding Certain Loans Acquired In Transfer With Evidence Of Credit Deterioration [Member] | Total, not government insured/guaranteed [Member] | Other revolving credit and installment [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing	$ 102	100
Mortgage loans held for sale, Loans held for sale and loans held at fair value excluded [Member] [Member]
90 days or More Past Due and Still Accruing Loans [Abstract]
Loans, 90 days or more past due and still accruing		$ 6